GOODWILL AND OTHER INTANGIBLE ASSETS Roll forward (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Goodwill - Rollforward
Beginning Balance	$ 3,960	$ 3,952
Foreign currency translation impact	(9)	6
Goodwill arising from acquisitions	526	15
Goodwill adjustment related to divestiture of business		(13)
Ending Balance	4,477	3,960
Life Sciences and Diagnostics Markets
Goodwill - Rollforward
Beginning Balance	2,489	2,486
Foreign currency translation impact	(15)	1
Goodwill arising from acquisitions	526	15
Goodwill adjustment related to divestiture of business		(13)
Ending Balance	3,000	2,489
Agilent CrossLab
Goodwill - Rollforward
Beginning Balance	1,166	1,165
Foreign currency translation impact	2	1
Goodwill arising from acquisitions	0	0
Goodwill adjustment related to divestiture of business		0
Ending Balance	1,168	1,166
Applied Markets
Goodwill - Rollforward
Beginning Balance	305	301
Foreign currency translation impact	4	4
Goodwill arising from acquisitions	0	0
Goodwill adjustment related to divestiture of business		0
Ending Balance	$ 309	$ 305